Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [text block] [Abstract]
Schedule of composition and Movements
	Trade Name	Customer Relationship	Licenses	Technology	Goodwill	Total

Cost:
Balance as of January 1, 2021	-	-	-	-	-	-
Additions from business combination	$445	$1,830	$1,699	$430	$2,387	$6,791

Adjustments arising from translating financial statements from functional currency to presentation currency	$22	$75	$23		$68	$188

Balance as of December 31, 2021	$467	$1,905	$1,722	$430	$2,455	$6,979

Accumulated amortization and impairment:
Balance as of January 1, 2021	-	-	-	-	-	-
Amortization recognized in the year	$23	$75	-	$32	-	$130

Balance as of December 31, 2021	$23	$75	-	$32	-	$130

Amortized cost at December 31, 2021	$444	$1,830	$1,722	$398	$2,455	$6,849

Schedule of carrying amount of goodwill and licenses
	ILSB	OFN	Total

Goodwill	$1,438	$1,017	$2,455

Licenses	$522	$1,200	$1,722